LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Schedule of Long-term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	675,000
Total	$ 675,000	$ 700,693